UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒           Pre-Effective Amendment No. 1                        ☐            Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter: IronBridge Funds, Inc.	Area Code and Telephone Number: (630) 684-8300

Address of Principal Executive Offices: (Number, Street, City, State Zip Code) One Parkview Plaza, Suite 600, Oakbrook Terrace, Illinois 60181

Name and Address of Agent for Service: John G. Davis, President - Address above	Approximate Date of Proposed Public Offering: July 16, 2010

With a copy to: Greenberg Traurig, LLP, 77 West Wacker Drive, Suite 3100, Chicago, IL 60601 Attn: Arthur Don and Paul K. Morton

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Title of Securities Being Registered: Shares of beneficial interest of:

IronBridge Frontegra Small Cap Fund

IronBridge Frontegra SMID Fund

IronBridge Frontegra Global Fund

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it is registering an indefinite number of securities.

Explanatory Note:

This Pre-Effective Amendment No. 1 amends only this cover page to delete the request for declaration of effectiveness no later than May 10, 2010.